John Hancock Variable Insurance Trust
Supplement dated June 1, 2012
to the Prospectus dated April 30, 2012
Growth Equity Trust
The “Annual Fund Operating Expenses” table under “Fees and Expenses” has been amended and restated to reflect this change.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

		Distribution			Total fund
	Management	and service			operating
Share Class	Fee (1)	(12b-1) fees	Other Expenses		expenses
Series I	0.73%	0.05%	0.04%	(2)	0.82%
Series II	0.73%	0.25%	0.04%	(2)	1.02%
Series NAV	0.73%	0.00%	0.04%		0.77%

(1)	Reflects management fee in effect as of June 1, 2012.

(2)	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, “Other Expenses” are estimated.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$84	$262	N/A	N/A
Series II	$104	$325	N/A	N/A
Series NAV	$79	$246	$428	$954